Contingencies, commitments and restrictions on the distribution of profits	12 Months Ended
Dec. 31, 2020
Contingencies, commitments and restrictions on the distribution of profits
Contingencies, commitments and restrictions on the distribution of profits

26       Contingencies, commitments and restrictions on the distribution of profits

a. Contingencies

CAAP and its subsidiaries are, from time to time, subject to various claims, lawsuits and other legal proceedings, including customer claims, in which third parties are seeking payment for alleged damages, reimbursement for losses or indemnity. Some of these claims, lawsuits and other legal proceedings are subject to substantial uncertainties. Accordingly, the potential liability with respect to such claims, lawsuits and other legal proceedings cannot be estimated with certainty. Management, with the assistance of legal counsel, periodically reviews the status of each significant matter and assesses potential financial exposure. If a potential loss from a claim, lawsuit or proceeding is considered probable and the amount can be reasonably estimated, a provision is recorded. Accruals for loss contingencies reflect a reasonable estimate of the losses to be incurred based on information available to management as of the date of preparation of the financial statements, and take into consideration the Group’s litigation and settlement strategies.

The Company believes that the aggregate provisions recorded for losses in these Consolidated Financial Statements, are adequate based upon currently available information.

Argentina legal proceedings

AA2000 legal proceedings

During 2013 and 2014 the Argentine Federal Administration of Public Income initiated three different tax assessments proceedings against AA2000. Two of the tax assessments proceedings were initiated against AA2000 with respect to income tax deductions from services rendered by third parties. On November 30, 2015, AA2000 agreed to pay the amounts claimed for these deductions through a facility payment regime set forth by General Resolution No. 3806. Pursuant to this regime, AA2000 had to pay ARS 18.4 million in 36 consecutive, monthly, installments. As of December 31, 2020 AA2000 has paid all of the monthly installments due to date under this facility.

The third and most significant claim was initiated by the Argentine Federal Administration of Public Income against AA2000 and its consolidated subsidiaries for income taxes and income tax on undocumented exemptions. The Argentine Federal Administration of Public Income considered that certain management and administrative services provided by Corporación América Sudamericana S.A. (“CAS”), one of its shareholders, were not actually rendered to AA2000. On August 3, 2016, AA2000 appealed the ruling of the assessment proceeding to the Argentine National Tax Court.

In addition, in 2013, a separate criminal proceeding was initiated by a third party against two former directors of AA2000 based on the same facts as this third assessment proceeding mentioned above. The Court of first instance dismissed the claim and the prosecutor appealed the ruling. The Court of Appeals reversed the prior ruling based on the lack of evidence obtained in the original proceeding and ordered the Court of first instance to expand the fraud investigation and to determine the possible connection with the assessment proceeding mentioned above. After further investigation, the Court of first instance ratified the dismissal against AA2000, which the prosecutor subsequently appealed. The Court of Appeals once again dismissed the case against AA2000 based on the connection of both proceedings and ordered the consolidation of the fraud and the tax investigations. Consequently, the Court of first instance on economic and criminal matters No. 11 is now the intervening court for both proceedings.

Given that the facts which originated both claims were the same, both proceedings continued as a unified criminal matter on income taxes and income tax on undocumented exemptions.

Although management and legal advisors had strong arguments to prove that the management and administrative services were in fact rendered to AA2000 by CAS, on February 21, 2017 AA2000 complied with the extraordinary regime of regularization of tax obligations provided by Law No. 27,260 published in the Argentine Official Gazette on July 22, 2016. The total amount that AA2000 must pay for such extraordinary regime was ARS 166.3 million in 60 consecutive, monthly payments as from March, 2017. AA2000 has paid all of the monthly installments due to date.

On August 25, 2017, the prosecutor challenged the request made by AA2000 to suspend the criminal proceeding, arguing that although AA2000 complied with the extraordinary regime for the services rendered by CAS, it failed to include under this extraordinary regime the services rendered by third parties. Legal advisors and management believe that once all the installments under the extraordinary regime are fully paid, the action to prosecute tax claims based on these facts will be fully extinguished.

On December 27, 2018, the Court ordered: to (a) override the defendants’ current cause related to the alleged tax payment evasion of the Profits for Undocumented Outputs tax corresponding to AA2000’s 2006 and 2007 annual fiscal years and the 2008 Income Tax, with the scope provided for by articles 54 of Law No. 27,260 and 336 paragraph 1 of the CPPN; (b) suspend the criminal action initiated for payment evasion of the Income Tax for Undocumented Exits corresponding AA2000’s 2009 annual fiscal year, with the scope provided by art. 54 of law No. 27,260.

In December 2020, the Court decided to return the proceeding to the first instance court in order to apply the regime foreseen under Law No. 27,562 for the 2006, 2007 and 2008 periods. The judge of first instance has now to decide whether this regime is indeed applicable or, where appropriate, to analyze the origin of other proposals made by the defense to achieve the dismissal.

Regarding the periods 2009 to 2012, the Court confirmed that the criminal action continues to be suspended until all the installments under the payment plan committed by AA2000 are paid.

Pursuant to the Final Memorandum of Agreement entered into with the Argentine Government, dated April 3, 2007, AA2000 is required to assess and remediate environmental damage at their airports in Argentina.

In August 2005, a civil action was brought by Asociación de Superficiarios de la Patagonia, a non-governmental organization, against Shell Oil Company for alleged environmental damages caused by an oil spill at Ezeiza Airport and, in September 2006, AA2000 was called to intervene as a third party at the request of the plaintiff. The lawsuit alleges that AA2000 is jointly liable with Shell due to the fact that AA2000 manages the real property at which the environmental damages occurred. AA2000 has asserted that Shell is solely responsible for any damages. As of the date of these Consolidated Financial Statements, Shell Oil Company and the ORSNA are currently jointly working in the damage remediation activities.

In August 2011, Asociación de Superficiarios de la Patagonia brought a civil action against AA2000 in an Argentine administrative federal court in the City of Buenos Aires (Justicia Federal en lo Contencioso Administrativo de la Capital Federal), under the General Environmental Law No. 25,675, requesting compensation for environmental damage caused in all of the airports under the AA2000 Concession Agreement. The administrative federal court appointed the Argentine University of the City of La Plata (Universidad de la Plata) to conduct research studies in connection with the required remediation works. In connection with this proceeding, Asociación de Superficiarios de la Patagonia obtained an injunction for compensation for environmental damages. In order to guarantee the injunction, an insurance policy was filed for an amount equals to ARS 97.4 million.

The aforementioned do not constitute a contingency as soon as their execution is ordered, the disbursements must be considered and included in the contractual investment plan.

Aeropuertos del Neuquén S.A. (“ANSA”) legal proceedings

On October 26, 2018, ANSA was served with a complaint from a supplier alleging ANSA’s breach of contract for the financing of the construction of a hangar, by such supplier, at the airport of Neuquén. The complaint was answered on November 21, 2018. On December 4, 2018, the first instance court ordered a seizure on the ANSA's accounts for the amount of approximately USD 0.5 million. The seizure was replaced by an insurance policy. On December 3, 2019, the evidence stage started which, as of the date of these Consolidated Financial Statements, is still ongoing. The total amount of the claim currently arises to USD 4.7 million.

Administrative Proceedings – lawsuit against Organismo Regulador del Sistema Nacional de Aeropuertos (“ORSNA”)

On July 25, 2019, AA2000 held a shareholders meeting where it was unanimously approved to consider the outstanding amount of preferred shares and the payment of dividends on them, based on the value calculated as adjusted by inflation instead of the nominal value, as the Argentine National Government had proposed. The dividend approved payable on additional preferred shares was for an amount of ARS 118 million based on the adjusted by inflation amount of ARS 5,914 million.

The legal representative of the shareholder Corporación América S.A. (“CASA”) accepted that valuation criteria in order to avoid a corporate conflict and requested the Board of Directors to file an administrative claim with ORSNA requesting that said increase in the number of preferred shares to be considered for purposes of determining the economic-financial equation of the AA2000 Concession Agreement and to properly adjust the Financial Projections of Income and Expenses approved for the years 2016 and 2017, through Resolutions No 75/19, 92/19 and 93/19. In the event that the increased number of preferred shared, as adjusted for inflation, was not considered by ORSNA for the purpose of determining the remunerated basis of the economic-financial equation, CASA reserved its right to reconsider the criterion of the adjusted value for both the payment of interests and the future, as well as to take proceedings before Court in order to claim for its rights and for damage compensation. Such reservation of rights was made by CASA in accordance with the review procedure of the Financial Projection of Income and Expenses set forth in the AA2000 Concession Agreement. The claim was filed before the National Court of First Instance No. 9 for Administrative Disputes.

CASA understood that the referred resolutions, as well as the “criterion of adjusted value” for the distribution of dividends in preferred shares, contained errors that prevent the balance of the financial economic equation, and therefore, they were challenged before the National Court of First Instance No. 9 for Administrative Disputes.

On December 29, 2020, Decree 1009/20 - which formalized the extension of AA2000 Concession Agreement - was issued, and consequently the judicial proceeding was finalized.

Conflict with Aerolíneas Argentinas (“ARSA”)

This air operator is currently AA2000’s main customer and records an outstanding debt with AA2000. The singularity of ARSA lies  in its status as state-owned company, since it is owned by the Argentinian State, which is in turn the grantor of AA2000 Concession Agreement.

Claims have been made before ORSNA as well as formal presentations before the Ministry of Transportation, requesting mechanisms to resolve the situation through different alternatives such as payment plans, compensation and agreements. Considering this situation and in accordance with IFRS 15, as from October 1, 2019, only revenue from passenger fees related to ARSA is being recognized.

See agreement reached in Note 32.

Brazil legal proceedings

Administrative Proceedings against the Brazilian ANAC

Inframerica Concessionária do Aeroporto de Brasilia S.A. (“ICAB”) filed claims before the Brazilian ANAC on December 29, 2015, in the total amount of R$ 758.6 million, requesting the economic re-equilibrium of ICAB’s concession agreement based on (among other matters) additional construction works required to complete the terminals and the runway that were not provided for in the concession agreement, and the negative impact of new rules and regulations enacted by the Brazilian Ministry of Health, which reduced ICAB’s revenues in connection with the use of the cargo terminal. In addition, on June 29, 2017, ICAB filed new claims with the Brazilian ANAC in the amount of R$ 196.8 million requesting the economic re-equilibrium of ICAB’s concession agreement based on (among other matters) the loss of revenues as a result of modifications to the rules and regulations affecting the air traffic system at the Brasilia Airport.

Regarding the claim concerning the changes made in cargo tariffs, the ANAC's Collegiate agreed to the request and ICAB was granted the amount of R$ 9.5 million to be deducted from fixed concession fees. Regarding the claim of reimbursement of expenses with security personnel requested by Brazilian ADUANA, ANAC's Collegiate agreed to the claim and ICAB was granted an amount of R$1.6 million to be deducted from fixed concession fees.

As of December 31, 2020 claims in the amount of R$ 944.5 million were denied by the Brazilian ANAC. ICAB hired external consultants in order to evaluate the convenience to initiate an arbitration or judicial proceeding regarding the denied claims. After joint evaluation, ICAB agreed that it is not advisable to move forward with arbitral or judicial proceedings due to the high level of risks and costs involved.

On November 17, 2015, ICAB was notified by ANAC about the end of the administrative proceeding regarding a penalty for the breach of the provision 10.1 c/c – 10.8 D of Annex 2 of ICAB’s Concession Agreement for not submitting the Quality Services Plan (“PQS”) within the provided deadline. According to ANAC’s criteria, the PQS has to be submitted on an annual basis, before each June 24 and 30 days before the annual readjustment of tariffs. In 2013, ICAB did not follow such criteria since ICAB understood that the deadline was October 23, 2013. Considering the foregoing, ANAC imposed a fine of R$ 10.6 million. On March 9, 2016, ICAB brought this discussion to the judicial appreciation and on July 9, 2019, after several stages, the appeals court suspended the application of the fine until the matter is fully analyzed by such court.

On December 29, 2015, Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”) filed claims in the total amount of R$ 1.0 billion before the Brazilian ANAC requesting the economic re-equilibrium of ICASGA’s concession agreement based on inconsistencies in the parameters related to the viability study prepared by the government (Estudo de Viabilidade Técnica, Econômica e Ambiental “EVTEA”) under the tender documents, inconsistencies related to the control tower and additional capital expenditures required to complete the airport that were not provided for in the concession agreement.

As of December 31, 2020, all ICASGA claims, filed on December 29, 2015, totaling the amount of R$ 1.0 billion were denied by the Brazilian ANAC. ICASGA hired external consultants in order to evaluate the convenience to initiate an arbitration or judicial proceeding regarding the denied claims. After joint evaluation, ICAB agreed that it is not advisable to move forward with arbitral or judicial proceedings due to the high level of risks and costs involved.

On June 25, 2019, ICASGA filed a new independent claim in the total amount of R$ 12.1 million before the Brazilian ANAC requesting the economic re-equilibrium of ICASGA’s concession agreement based on extraordinaire expenditures on the renovation and correction of constructive mistakes of the airport landing strip (runway). The ANAC granted ICASGA economic re-equilibrium in the amount of R$ 8.8 million in connection with the landing strip renovation to be received through the increase of boarding fees in 2021.

Civil Proceedings

Inframerica and its subsidiaries are defendants in various civil lawsuits, which individually and in the aggregate are not material. In addition, an ordinary action against the Brazilian ANAC was filed to suspend the payment of the annual granting fees for 2016 and 2017 related to Inframerica Concessionária do Aeroporto de Brasilia S.A.´s concession (outorga anual), in the amount of R$ 245.7 million and R$ 253.0 million  respectively. However, as the process of rescheduling the annual fees payable for the remainder of the concession was agreed, on December 6, 2017, ICAB requested a waiver to terminate the proceeding. As of December 31, 2019, this waiver request was granted, but the proceeding still was standing in order to conclude an existing discussion regarding legal fees. As of December 31, 2020, those legal fees were paid and the lawsuit was concluded.

Inframerica Participações S.A.

Inframerica Participações S.A. identified three payments totaling R$ 858 made during 2014 by ICAB, when Infravix Participações S.A. was still an indirect shareholder of the Inframerica, to individuals or entities for which Inframerica was unable to clearly identify a proper purpose. On September 14, 2019, Receita Federal imposed Inframerica to pay the amount of R$1.3 million in late taxes, claiming that these alleged payments were allegedly without cause or did not identify a beneficiary.  ICAB is contesting the fine through an administrative procedure. The outcome of this procedure is still uncertain.

If these payments are ultimately found to have been improper, additional fines and sanctions may be applied, as well as other penalties.

During 2020, Tribunal de Contas da União (“TCU”) instructed Infraero (ICAB’s shareholder), to conduct an audit on ICAB with respect to the contract Inframerica signed with Helvix (a joint venture between Helport and Engevix) for the major remodeling on the Brasilia Airport between 2012-2014, pursuant to the terms of the Brasilia Concession Agreement. On September 9, 2020, Infraero informed ICAB about the audit results and although no evidence of excessive pricing was found, Infraero mentioned the potential existence of certain irregularities in connection with the fourth amendment to the agreement. On September 22, 2020, Inframerica flied a response alleging the inexistence of the referred irregularities. Infraero is currently reviewing the document and a final determination about the case is still pending. If confirmed, Inframerica may be subject to fines from R$ 40 million to R$ 150 million.

Tax Proceedings

On November 1, 2017, ICASGA initiated a lawsuit before the Municipality of São Gonçalo do Amarante to dispute the legality of the Property and Urban Territorial Tax (“IPTU”) collected by the City of São Gonçalo do Amarante. On January 18, 2018, the judge granted a provisional decision by suspending the tax collection, and on August 27, 2019, a further ruling found the collection as unfounded. The Municipality appealed and obtained a provisional decision, which allowed for the collection of such tax up to the amount of approximately R$ 17 million. On December 11, 2019, ICASGA appealed said provisional decision which was granted on May 27, 2020 and, consequently, the tax collection was suspended. The Municipality appealed again before the Brazilian Supreme Court and, on June 16, 2020, such appeal was denied. The tax collection remains suspended until trial by the State Court is suspended.

On November 17, 2020, the State Court made its final decision and denied the Municipality’s appeal. Therefore, the judgement dismissing the collection of IPTU was confirmed. The Municipality can still file a final appeal before the Brazilian Supreme Court.

On September, 2014, ICAB initiated a lawsuit that dispute the legality of the IPTU collected by the Federal District. On October, 2014, the judge granted a provisional decision by suspending the tax collection, and on April, 2015, a further ruling found the collection as unfounded.

The Federal District initiated a new lawsuit, demanding the payment of R$ 5 million on pending IPTU. On January 21, 2020, ICAB was notified about this new proceeding and on March of 2020, ICAB filed a response arguing that such tax cannot be collected by a local government over an airport that belongs to the Federal Government. This lawsuit is pending as of the date of these Consolidated Financial Statements. Many airports in Brazil are facing the same discussion.

Peruvian Proceedings

Unilateral Termination

On July 13, 2017, the Government of Peru notified the unilateral decision to rescind the concession agreement for the Nuevo Aeropuerto International de Chinchero.

On July 18, 2017, Kuntur Wasi formally notified the Peruvian Government of its disagreement with the unilateral resolution because: (i) Kuntur Wasi had fulfilled all of its contractual commitments, (ii) there was no valid justification to unilaterally terminate the Kuntur Wasi Concession Agreement and (iii) if the unilateral termination were exercised, the Peruvian Government would be obliged to compensate all the damages suffered by Kuntur Wasi. Likewise, Kuntur Wasi notified the Peruvian Government of its decision to begin the direct treatment procedure to resolve the controversy in accordance with the provisions of section 16.5 of the Concession Agreement.

On September 11, 2017, Corporación América S.A. sent written notice to the Peruvian Government notifying of its non-compliance with certain obligations under the 1996 Bilateral Investment Agreement between Peru and Argentina for the promotion and protection of investments (“BIT”) caused by the mentioned unilateral resolution, which (i) constitutes a dispute between CASA (as a shareholder of Kuntur Wasi and an investor in Peru) and the Peruvian Government under the BIT, and (ii) has caused damages to CASA.

On January 18, 2018, the Peruvian Government unilaterally terminated this treatment procedure without reaching an agreement. Pursuant to the terms of the Concession Agreement, under these circumstances negotiations should continue through an arbitration procedure.

After the 15‑day term granted by Kuntur Wasi, the State did not comply with its obligations and, therefore, Kuntur Wasi declared the termination of the Concession Agreement, as communicated to the Peruvian State on February 7, 2018.

On June 21, 2018, the arbitration procedure request was submitted to the competent authority CIADI, who answered the request assuming jurisdiction in Peru. On the same date, Corporación América S.A. also submitted to CIADI a request for the arbitration procedure under the BIT framework. Both procedures before CIADI shall be carried out in a single docket.

The Arbitral Court was already appointed and CIADI issued the final procedure and timeframe to be followed by all the involved parties (definitions on language, presentations, translations, experts and witness hearings, among other matters).

Kuntur Wasi and CASA filed their Memorial (complaint) and presentations of both parties are already done and certain preliminary issues regarding the hearings are pending to be resolved by the Arbitration tribunal. Both parties have agreed to carry out the process under rules of confidentiality.

State and Money Laundering Complaint

On February 24, 2017, the Peruvian Prosecutor initiated an investigation under Peruvian Law against certain management members of Kuntur Wasi, for alleged conspiracy with governmental authorities to obtain the concession for the operation of the new Cusco International Airport in Chinchero. On October 10, 2017, upon expiration of the statutory term for the completion of the initial investigation the Peruvian prosecutor filed an amendment to the complaint, which was based on alleged instances of crimes against the state and money laundering by Kuntur Wasi under the Organized Crime Law.

On August 2019, the Prosecutor in Perú formalized the complaint against some officers of Kuntur Wasi and some government officials for collusion in the signing of the addendum.

However, on February 12, 2020 the local court (Primera Fiscalía Superior Especializada en delitos de corrupción de funcionarios del Distrito Judicial de Lima) confirmed the process was definitely closed and the involved parties were released from any further action in this regard.

Ecuadorian Proceedings

Tax Proceedings

On October 12, 2020, the Ecuadorian tax authority (Servicio de Rentas Internas del Ecuador, “SRI”) determined through Act No. D28-A50ADBC20-00000040 that TAGSA should pay an amount of up to approximately USD 0.9 million with respect to withholding income tax practices for the year 2017. Pursuant to SRI, TAGSA should have made the withholdings on dividend payments corresponding to the shares of Corporación Aeroportuaria S.A. in the aforementioned amount at source, on the basis that dividends were paid directly or through intermediaries to companies domiciled in tax havens, due to the fact that Luxembourg is considered a tax haven in Ecuador.

On November 10, 2020, TAGSA filed an administrative complaint against such determination which was denied. After careful analysis, in order to challenge SRI’s criteria, on March 4, 2021, TAGSA filed a judicial claim involving an amount of approximately USD 1.4 million.

All the proceedings disclosed in this note are, at the opinion of each local counsel, “possible” according to classification of procedures due to probability of success.

b. Commitments

				Current
		Number of	Concession Start	Concession
Country	Concession	Airports	Date	End Date	Extension Details
Argentina	AA2000	35[1]	1998	2038[2]
	NQN	1	2001	2021	5 years
	BBL	1	2008	2033	10 years
Italy	TA (SAT)	1	2006 (2014)	2048[3]
	TA (ADF)	1	2003 (2014)	2045[3]
Brazil	ICASGA	1	2012	2040	5 years
	ICAB	1	2012	2037	5 years
Uruguay	Puerta del Sur	1	2003	2033
	CAISA	1	1993 (2008) (2019)	2033
Ecuador	TAGSA	1	2004	2029
	ECOGAL	1	2011	2026
Armenia	AIA	2	2002	2032	Option to renew every 5 years
Peru	AAP	5	2011	2036	Extendable to 2071
Total		52

1.	Includes Termas de Rio Hondo Airport, which is operated by AA2000 but is pending government approval to be included in the AA2000 concession.
2.	In 2020 AA2000 executed an amendment to the AA2000 Concession Agreement extending the concession term for additional ten years.
3.	Includes 2020 additional two-year extension.

Argentine Concession Agreement

In February 1998 AA2000 was awarded the concession agreement for the use, operation and management of 33 airports in Argentina (the “Group A” airports). The concession agreement was subsequently amended and supplemented by the memorandum of agreement it entered into with the Argentine National Government on April 3, 2007 (the “Memorandum of Agreement”). References to the concession agreement amended and supplemented by the Memorandum of Agreement are carried out as the “Argentine Concession Agreement”.

Likewise, and in order to be able to continue with the policies related to the expansion of the aviation market, on December 27, 2017, AA2000 was awarded the concession for the operation of the El Palomar Airport, which was brought under the AA2000 Concession Agreement pursuant to Decree No. 1107/2017 and Resolution No. 894/2018 of the Ministry of Transportation.

The Argentine Concession Agreement was granted for an initial period of 30 years through February 13, 2028 and an additional extension period of up to 10 years.

In December 2020, the Argentine Government extended the term of the AA2000 Concession Agreement until February 2038.

Pursuant to the Technical Conditions of the Extension approved by Decree No. 1009/2020, AA2000 is obliged to comply with the several commitments.

The Financial Projection of Income and Expenses attached to the Technical Conditions of the Extension include the detail of the estimated dates in which the required commitments and capital expenditures would be performed. In addition, the amount of capital expenditures for the period comprised between 2028 and 2038 will be established by the ORSNA according to the operating needs of the aeronautical system and the equilibrium of the Concession.

According to the Technical Conditions of the Extension, the financial obligations and the availability of funds commitment established for March 2022 may be extended by the ORSNA to December 2022, provided that there are justified reasons or force majeure events, like the reinstatement of boundary closures due to Covid-19 pandemic which are detrimental to the air traffic.

Failure to comply with these commitments could result in the imposition of fines or the termination or revocation of the Concession.

Pursuant to the terms of the Argentine Concession Agreement, the Argentine National Government will have the right to buyout the concession at any time as from February 13, 2018. If such right is exercised, the Argentine National Government is required to indemnify AA2000 and assume in full any debts incurred by AA2000 to acquire goods or services for purposes of providing airport services, except for debts incurred in connection with the investment plan for which AA2000 would be compensated as part of the payment made to AA2000 by the Argentine Government.

Under the terms of the Argentine Concession Agreement, AA2000 is required to, on a monthly basis, allocate an amount equal to 15% of revenues (in Argentine pesos) to the Specific Allocation of Revenue, as follows:

‑11.25% of total revenue to a trust for the development of the Argentine National Airport System to fund capital expenditures for the Argentine National Airport System. Of such funds, a 30% will be previously deducted for deposit in an account to the order of the ANSES. The ORSNA will determine which construction projects within the Argentine National Airport System shall be implemented with such funds, whether at airports operated by AA2000 or not. AA2000 may file proposals with the ORSNA which, together with the ORSNA’s proposals, shall be communicated to the Secretary of Transportation, which shall decide the application of the trust funds.

-  1.25% of total revenue to a fund to study, control and regulate the Argentine Concession, which shall be administered and managed by the ORSNA.

-  2.5% of total revenue to a trust for investment commitments for the “Group A” airports of the Argentine National Airport System. (Those operated by AA2000).

AA2000 may cancel the obligations to provide amounts of money to the trust through the assignment of credits whose cause and/or title are the result of the provision of aeronautical and/or airport services performed within the framework of the concession, with the previous intervention of The Secretary of Transportation and the authorization of the ORSNA.

The Argentine Concession Agreement requires AA2000 to formulate a master plan for each of its airports. Each master plan establishes the investment commitments to be received by each airport during the term of the Argentine Concession Agreement, taking into account the expected demand of aeronautical and commercial services.

AA2000 has executed the capital expenditures committed under the investment plan submitted for the period 2006-2028. In order to strengthen the airport system, new investments commitments were established, listed in the Technical Conditions for the Extension, for the periods 2020-2021, 2022-2023; 2024-2027 and 2028-2038.

In order to guarantee performance of the works, AA2000 has contracted a surety bond to comply with the investment plan guarantee required by the Argentine Concession Agreement.

AA2000 sets up a guarantee for concession contract fulfilment for the total amount is for ARS 1,123.9 million (approximately USD 13.36 million) which is renewed on an annual basis.

In addition, AA2000 is required to maintain a civil liability insurance policy Covering personal and property damages, loss or injury in an amount of at least ARS 300 million (approximately USD 3.6 million). AA2000 has taken out insurance policy for an amount of USD 500 million covering liabilities that may arise under civil law in connection with the management and development of work in the airports.

As a result of the renegotiation of the concession contract, in 2006 AA2000 has delivered to the Argentine Government 496,161,413 preferred shares which are convertible into common shares of AA2000. Such preferred shares have a nominal value of ARS 1 each and have no voting rights. Such shares are redeemable by AA2000 at any time at nominal value plus accrued interest. Beginning in 2020, the Argentine Government has the option to convert all of the preferred shares into common shares of AA2000, up to a maximum amount of 12.5% per year of the total amount of the initial preferred shares issued to the Argentine Government, to the extent AA2000 has not previously redeemed such annual percentage for the respective year. In addition, according to the agreement for AA2000 Concession extension, AA2000 has the option to redeem the preferred shares during 2022. The preferred shares accrue an annual dividend of 2% of the nominal value of the preferred shares, which shall be paid in kind with delivery of additional preferred shares and will be accumulated in the event AA2000 does not have sufficient retained earnings during a given fiscal period. In addition, the preferred shares have a priority over common shares in the event of liquidation. There are 910,978,514 preferred shares outstanding at December 31, 2020 (747,529,409 at December 31, 2019).

In addition to the airports operated under the AA2000 Concession Agreement, the Group also operates the Neuquén Airport, the Bahía Blanca Airport and the Termas de Rio Hondo Airport.

In 2001, the Government of the Province of Neuquén together with the ORSNA awarded the Group the concession agreement to operate the Neuquén Airport for an initial term of 20 years, which is set to expire in 2021. Likewise, in 2008 the Municipality of Bahia Blanca together with the ORSNA awarded the Group the concession to operate the Bahía Blanca Airport for an initial term of 26 years, which is set to expire on 2033. Both concession agreements provide the possibility of extension upon approval.

The Group operates the Termas de Rio Hondo Airport in Argentina, pursuant to an agreement between AA2000 and the Province of Santiago del Estero, but there is no written concession agreement with the Argentine Government. As of the date of these Consolidated Financial Statements, there are certain regulatory approvals pending to include the Rio Hondo Airport within the AA2000 Concession Agreement. The Neuquén Airport, the Bahía Blanca Airport and the Termas de Rio Hondo Airport are not material to the Group´s business.

Uruguayan Concession Agreements

Carrasco International Airport

Puerta del Sur S.A. (“PDS”) signed with the Uruguayan Government a concession agreement which grants until the year 2033 the management, exploitation, construction, maintenance and operation of Carrasco International Airport “Gral. Cesáreo L. Berisso”.

Obligations Assumed by PDS as Concessionaire

-       Use the assets, facilities, material and human resources for associated with the provision of aeronautical and commercial services under the concession agreement exclusively for that purpose.

-       Make investments in construction, new works, repair, upgrade, preservation and maintenance, as described in the technical attachments to the concession agreement, according to the investment schedule. In addition, perform the necessary investments in response to the growth in the national and international traffic of passengers and cargo.

-       Take on all necessary measures so that the Carrasco International Airport is at least under the following categories: to be included in the following categories of the International Air Transport Association (“I.A.T.A”): (a) Category 1 Instrumental; (b) Category 4E regarding the state of the landing strip; (c) Category 9 regarding fire protection; and (d) at least in Category C of I.A.T.A).

-       Pay the annual concession fee under the terms and conditions of the concession agreement.

-       Maintain the guarantees and insurance policies valid and current. Keeping and maintaining the facilities received under concession in perfect operating conditions and in full operations (24 hours a day, seven days a week) and replacing them as deemed necessary in the event of destruction or obsolescence and updating them to reflect the latest technological advances.

The Integrated Management Contract also establishes:

-       The contract term shall be 20 years as from November 21, 2003, and may be extended for a further 10-year term, at PDS's request and subject to the approval of the Uruguayan government.

-       An amendment to the contract dated September 2, 2014, were the option to extend was exercised by PDS and the concession was extended until November 20, 2033.

-       The maximum prices to be charged by PDS at the Carrasco airport for landing, aircraft, parking, cargo and aircraft services.

-       The fee payable to the National Airport Infrastructure and Civil Aviation Authority in Uruguay ("DINACIA"), as well as the frequency of those payments.

-       The amount of the guarantees to be provided in favor of the Uruguayan Ministry of Defense for:

-       the obligations of the purchaser (the Company) to hire an airport operator, investments and payment of capital; and

-       the obligations of PDS for performance under the concession agreement.

-       PDS is required to engage and maintain an airport operator who, in turn, is in charge of providing advice to PDS in the following service areas; airplanes, passengers, mailing and cargo.

During the next five years, PDS expects to incur additional capital expenditures in the amount of USD 8.2 million in the Carrasco Airport, as required by contract.

Fees

Pursuant to the concession agreement, PDS is required to pay to the Uruguayan Government an annual fee, which will be the higher of: a) USD 4,555;  or b) the amount resulting from multiplying the work units (per passenger or per each 100 kilograms of cargo or mailing) by USD 0.00419, plus applicable cargo fees. The aforementioned 2014 amendment established additional fees based on the number of passengers that use the Carrasco Airport and as long as the number of passengers exceed 1.5 million passengers per year. These additional fees are calculated by multiplying the number of passengers by a fix coefficient, depending on the volume of passengers.

Guarantees

Based on the above, PDS is required to provide the following guarantees: a guarantee securing the completion of the construction work of the new terminal (a USD 1.5 million guarantee is in place for Group 1 and 2 works) and a performance guarantee for USD 6 million, that will be returned to PDS six months after the expiration of the Carrasco Airport Concession Agreement.

Insurance

PDS must contract civil liability insurance against damages, losses or injuries that could be caused to persons or property in relation to the performance under the concession agreement, with itself and the Uruguayan Ministry of Defense as beneficiaries, to cover all risks until termination or expiration of the concession. The minimum coverage amount is USD 250 million.

Punta del Este Airport

Consorcio Aeropuertos Internacionales S.A. (“CAISA”) signed with the Uruguayan Government a concession agreement which grants until the year 2019 for the reconstruction, maintenance and partial operation of the services of International Airport C/C Carlos A. Curbelo (Laguna del Sauce) – Punta del Este.

As of June 28, 2019, the concession agreement among CAISA and the Ministry of Defense was amended extending its term to March 31, 2033.

Terms of the Punta del Este Concession Agreement extension include a minimum annual concession fee of USD 500 thousand and incremental capital expenditures of approximately USD 35 million, including the construction of a new general aviation terminal building, remodeling of boarding areas and a new VIP lounge, together with implementation of technology and innovation to improve the passenger experience.

During the next five years and upon execution of the amendment, CAISA expects to incur in additional capital expenditures in the amount of USD 18.4 million, all required by contract.

Based on the above, CAISA was required to provide the following guarantees: a guarantee securing the completion of the construction works and a guarantee for concession contract fulfilment for USD 1.6 million and USD 4.2 million (secured by TCU S.A.) respectively.

Ecuadorian Concession Agreement

Terminal Aeroportuaria de Guayaquil S.A. (“TAGSA”) has a concession agreement which grants until July 27, 2029 the development, operation and maintenance of Guayaquil airport, José Joaquin de Olmedo (“JJO”).

Obligations Assumed by TAGSA as Concessionaire

The main obligations under the concession are:

-  Design and construction of the works and investment specified in the Concession Agreement during the initial, intermediate and final phases, and expansion of the national terminal.

-  Operate and manage the JJO from the date of commencement of operations.

-  Establish regulations for the normal development of JJO.

-  Preventive and corrective maintenance of the JJO, including (i) all necessary repairs of the facilities, equipment and other concession assets built, acquired or incorporated by the TAGSA or pre-existing in the JJO and (ii) maintaining the facilities, equipment and other assets to prevent deterioration.- Taking all the necessary measures to protect the environment of the Guayaquil Airport and avoid or limit pollution disturbances to individuals and properties and other harmful results to the environment due to the rendering of aeronautic services and non-aeronautic services.

-  Payment of the annual concession amount.

-  Provision of other non-aeronautic services, which include common commercial services such as food, beverages, counters, check-in desks at the terminal, etc., and facultative commercial services such as VIP lounges, souvenirs sale, cargo, etc. Rates for such services are fixed directly by TAGSA.

On July 6, 2018, TAGSA amended the concession agreement (the“Guayaquil Concession Agreement”) which established new additional works for an amount of USD 32.2 million to be completed by TAGSA prior to the end of the concession’s term which was extended to 2029. As of December 31, 2020, USD 9.0 million remain pending.

Fees

TAGSA is required to pay the annual concession amount to a trust, which amounts to 55.25% of gross revenues from tariffs and charges, and certain other commercial revenues from the operation of JJO to the Trust Fund for Development of the New Airport of Guayaquil, plus a fixed amount of USD 1.5 million per year for administrative services. The Guayaquil Concession Agreement included an increase of USD 524.6 thousand (for the six-month period from August 2019 to January 2020) on a one-time basis, thereafter the amount and calculation applied in the previous period will be maintained.

Guarantees

TAGSA is required to maintain a performance bond as security for the timely fulfillment of the obligations under the concession agreement of USD 3 million for the rest of the concession. In addition, TAGSA is required to maintain a performance bond for the payments to the Trust for the development of the new Guayaquil Airport that corresponds to an amount of 20% of the amount that is required to be paid by TAGSA to the Trust minus the amount of the performance bond of Guayaquil Concession Agreement. The current amount of the performance bond is USD 2.2 million.

ECOGAL is required to deliver a performance bond of USD 700 to the Dirección General de Aviación Civil de Ecuador (“DGAC”), which should be in place during the term of the Galapagos Concession Agreement. This bond is renewed annually.

Restoration of economic and financial equilibrium request

On September 7, 2020, TAGSA formally requested to the AAG the restoration of economic and financial equilibrium, and the application of compensation mechanisms under the concession agreement invoking “force majeure” or “fortuitous event”. In addition, TAGSA requested the postponement of payment of its contractual financial obligations including concession fees, administrative service fees and investments pending execution.

Brazil Concession Agreement

Inframerica Concessionária do Aeroporto de Brasília S.A. and Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. signed with the Brazilian regulatory authority (the Brazilian ANAC) a concession agreement which grants the construction, operation and maintenance of the airports of Brasilia, for a period of 25 years from 2012, and the airport of Natal (São Gonçalo do Amarante) for a period of 28 years, since 2012. They can be extended for another five years if necessary to reestablish economic equilibrium.

Obligations Assumed by Inframerica Concessionária do Aeroporto de Brasília S.A. and Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. as Concessionaires

-  Providing adequate service to passengers and users of the airport, as defined in Article 6 of Federal Law 8.987/95 (the Brazilian Concessions Law), using all means and resources available, including, but not limited to, making any necessary investments to expand airport operations to sustain the required service levels, based on the existing demand and the provisions set forth in the Airport Operation Plan.

-  Implementing services and management programs, and offering training programs to its employees for purposes of improving services and the convenience of users in order to meet the requirements set forth in the applicable Airport Operation Plan.

-  Providing proper service, defined under the Airport Operation Plan as regular, continuous, efficient, safe, up to date, broad and courteous services at a fair price, to the general public and airport customers.

-  Performing all services, controls and activities related to the concession agreement, with due care and diligence, employing the best available practices in every task performed.

-  Presenting ANAC with an Infrastructure Management Plan and Service Quality Plan every five years for the entire term of each of the Brazilian Concession Agreements.

-  Submitting to the approval of the Brazilian ANAC any proposal for the implementation of service improvements and new technologies, as provided for under the concession agreement and applicable regulations.

-  Developing and implementing plans for dealing with emergencies at the airports, and maintaining for such purposes the human resources guidelines and other training materials required by industry regulations and the applicable Airport Operation Plan.

Fees

Grant payment obligations arising from these concession agreements are described in Note 23.

Guarantees

Under the Brazilian Concession Agreements, the Brazilian concessionaires are required to provide certain performance bonds in the amounts and for the events listed below:

	Amount of the	Amount of the
	Performance Bond	Performance Bond
Event	(in R$)	(in USD)
Natal Concession Agreement
Phase I of the Natal Concession Agreement	65 million	12.1 million
Phase II of the Natal Concession Agreement (from the formal commencement of Phase II until the end of the contract)	6.5 million	1.3 million
Current amount of Phase II (1)	14.2 million	2.7 million
Investment Trigger of the Natal Concession Agreement	10% of the amount of planned investments

Brasilia Concession Agreement
During Phase I-B of the Brasilia Concession Agreement	266.7 million	51.3 million
After completion of Phase I-B of the Brasilia Concession Agreement or at the termination of the contract	133.3 million	25.7 million
Current amount of Phase II (2)	206.5 million	39.7 million
Investment Trigger of the Brasilia Concession Agreement	10% of the amount of planned investments
Upon termination of the Brasilia Concession Agreement, for a period of 24 months after the termination of the agreement.	19.1 million	3.7 million

[1] Performance bonds for R$ 14.2 million, with CAAP as guarantor.

[2] Insurance granted by a Guarantee letter of CAAP signed with Sompo Brazil on October 4, 2019 for R$ 206.5 million.

Economic and financial re-equilibrium

In Brazil, the pandemic was recognized as a case of "force majeure" or "fortuitous case", and for that reason the loss is not part of the risks assumed by the private sector and must be compensated by the Government, which may use alternatives such as: reduction in the value of concession fee, increase in fees charged or extension of the contract.

On July 9, 2020, ICAB and ICASGA filed an Administrative process to formally require the economic and financial re-equilibrium of their concessions for the year 2020. See further information in Note 8.

Re-bidding of Natal Airport Concession

On March 5, 2020, CAAP announced that its subsidiary ICASGA filed a request to the Agência Nacional de Aviação Civil (“ANAC”) to commence the re-bidding process of the International Airport of São Gonçalo do Amarante (“Natal Airport”), pursuant to Law No. 13,448 of July 5, 2017, and the ANAC Resolution No. 533 of November 7, 2019. This process will take several stages until the operation of the Natal Airport is transferred to a different operator after a new bidding process, and an indemnification payment is made to ICASGA. The amount of this payment will be determined by the authorities, based primarily on non-amortized capital expenditure investments. In the interim, ICASGA will maintain all airport operations, with the same safety and service quality, as well as commercial and employment contracts. The re-bidding request is limited to the Natal Airport concession.

On May 26, 2020, the ANAC issued its affirmative vote to the technical and legal feasibility on the request of the re-bidding process initiated by ICASGA.

On June 3, 2020, the process obtained the approval of the Ministério da Infraestrutura and on June 10, 2020, the Conselho do Programa de Parcerias de Investimentos of the Ministério da Economia expressed a favorable opinion and submitted the qualification for re-bidding to the President of Brazil.

On August 24, 2020, Natal Airport was qualified to go through the re-bidding process. On November 20, 2020, ICASGA and ANAC signed a concession agreement amendment setting forth the rules and proceedings for the re-bidding (the “Amendment”) effective until August 24, 2022 or when the new operator wins the re-bidding, whichever occurs first. In case the re-bidding remains vacant on or after August 24, 2022, the Brazilian Government could extend the initial term. In case this term is not extended, the concessionaire will be responsible for continuing with the operation of the airport under the same conditions in place before the Amendment.

As previously mentioned, the process of re-bidding is still in progress and will go through several stages, at this moment there is no accounting impact of this operation in ICASGA nor CAAP financial figures, the measurement and the accounting will be carried out according to the terms of the upcoming contracts, when signed.

The AAP Concession Agreement

AAP is required to provide a guarantee with respect to compliance of all of its obligations under the AAP Concession Agreement, including the payment of any penalties and the levels of quality and service of the works. The AAP Concession Agreement performance bond does not cover the obligations guaranteed by the AAP Construction performance bond specified below. The AAP Concession Agreement performance bond required amounts is USD 4.5 million on the date of the execution of the AAP Concession Agreement, and must be renewed annually until two years after the termination of the AAP Concession Agreement.

AAP is required to provide a guarantee of the execution of the works, including the payment of any penalties. The AAP Construction performance bond will guarantee (i) during the initial construction period, a total of 10% of the sum of the amounts established in the work execution program, that must renewed annually during the duration of this stage and the following three months, and (ii) during the remaining period, a total of 20% of the sum of the amounts established in the Annual Investment Plan for the Remaining Period Works, and must be renewed annually until 12 months after the complete execution of the works. As of December 31, 2020 and 2019, the amount guaranteed is approximately USD 1 million.

Based on the above, Corporación América Sudamericana S.A. issued guarantees in favor of AAP for concession contract fulfilment, works to be performed and equipment with three standby letters of credit of with Morgan Stanley for a total amount of USD 2.25, USD 0.5 and USD 0.1 respectively.

Other guarantees in favor of AAP

AAP entered into a loan agreement as borrower with VolcomCapital Deuda Perú II Fondo de Inversión (administered and managed by VolcomCapital Administradora General de Fondos S.A.) (“Volcom”) in the amount of USD 10.5 million. Andino Investment Holdings S.A.A. and CAAP as shareholders of AAP were established as joint and several guarantors of AAP for the obligations that could be generated by virtue of the loan agreement. For this purpose, CAAP issued an irrevocable first demand guarantee letter in the amount of USD 5.25 million in favor of Volcom.

Banco de Crédito del Perú (“BCP”) issued guarantees in favor of AAP for equipment acquisitions for the concession for a total amount of USD 240 thousands.

TCU S.A. issued a guarantee in favor of AAP for working capital loans with Banco Internacional del Perú - Interbank for a total amount of USD 2 million.

Armenian Concession Agreement

Armenia International Airports CJSC has been awarded a concession agreement which grants until year 2032 the exclusive rights of exploitation, administration, maintenance and operation of Yerevan airport, Zvartnots. At the end of the concession period, the Company has the option to indefinitely extend the term of the concession agreement for additional periods of five years. The Armenian Concession Agreement does not require Armenia International Airports C.J.S.C to pay any fee or other consideration of any kind whatsoever for the rights granted to it under the Armenian Concession Agreement.

Within the scope of the Armenian Concession Agreement the Company planned to build a new terminal in three phases. The first two phases are completed, which mainly included the construction of a new terminal for arrivals and departures.

Obligations Assumed by the Concession Manager

Under the terms of the Armenian Concession Agreement, the Concession Manager shall:

-  Undertake and warrant the normal and permanent rendering of aviation services.

-  Manage and operate the airports according to internationally accepted airport standards.

-  Comply with the Master Plan.

-  Obtain, at its own cost and risk, adequate financing and management resources to modernize the physical infrastructure of the airport, to ensure compliance with applicable regulatory standards and to improve the quality of their management.

-  Provide the Armenian Government with the ground spaces required for the performance of customs, migration, defense, security, safety, phyto-zoo sanitary and bromatological controls and public health activities, as long as they are and remain activities directly performed by Armenian Government agencies and bodies. If the Armenian Government decides to delegate any of such activities to the private sector, the Concession Manager shall have a right of first refusal for the performance of such activities, which right must be exercised within a period of 30 days as from the announcement of any bid by a third party.

-  Provide the Armenian Government with an annual report (and such other reports as the Armenian Government may reasonably request) on the development of the management, exploitation and operation of the airport, which will include data regarding traffic, revenues and investments.

-  Manage, operate and exploit the airport activities, directly or through contracts with third parties, subject to the limitations set forth in the Armenian Concession Agreement.

-  Collect from all of the users (including the airlines and all other public or private persons performing activities or exercising any authority in the airport) the corresponding airport charges and the fees which the Concession Manager may establish from time to time.

-  Construct, maintain and/or operate, on its own account or through any third parties, any hangars, fuel storage plants or aircraft supply plants, customs warehouses and/or any other warehouses or premises related to the handling of air cargoes or the aeronautical operation in general.

Every five years during the term of the concession, the Company is required to submit a Master Plan to the Government of the Republic of Armenia, which describes the works to be executed in that five-year period, including the corresponding preliminary estimates and also sets forth the guidelines for the works and operations related to improvement and maintenance of the Airport during the remaining part of the term, as well as the description of actual works. The Master Plan will be updated every five years and extended to cover the 30‑year term of the Armenian Concession Agreement.

During the next five years, AIA expects to incur USD 13.2 million in capital expenditures in Zvartnots Airport and Shirak Airport in accordance with the master plan to be approved by the Armenian Government as presented by AIA’s management. Some of these investments are conditioned upon reaching certain passenger level thresholds.

Italy Concession Agreement

Toscana Aeroporti S.p.A. (“TA”) has the concession of the airports of Pisa and Florence.

The concession for Pisa Airport (“Pisa Concession”) was approved on December 7, 2006, with the Inter-Ministerial Decree issued by the Ministry of Transportation, the Ministry of the Economy and the Ministry of Defense. The Concession Agreement initially expired on December 7, 2046.

The Florence Concession was approved on March 11, 2003, with the Inter-Ministerial Decree issued by the Ministry of Infrastructure and Transport and the Ministry of the Economy and Finance. In order to meet the urgent need to implement the relevant legal framework, the abovementioned Inter-Ministerial Decree provided the extension of the duration of the concession to 40 years. The Concession Agreement initially expired on February 10, 2043.

In view of the drop in traffic at Italian airports deriving from the Covid-19 virus outbreak and in order to contain the consequent economic effects, the term of all the current concessions for the management and development of airport activities was extended by two additional years under Law No. 77 of July 17, 2020, which amends Article 202 paragraph 1-bis of Decree-Law No. 34 of May 19, 2020, extending Pisa and Florence concessions until 2048 and 2045, respectively.

Obligations Assumed by TA as Concessionaire

Under the terms of the Pisa and Florence Concession Agreement, TA is responsible for developing, managing, exploiting, operating and maintaining Pisa Airport, which includes, inter alia, the performance of the following obligations and activities:

-  Paying the annual concession fee.

-  Adopting all appropriate measures in favor of the neighboring territorial communities and their security.

-  Organizing and managing the airport business, ensuring the optimal use of available resources for the purpose of providing an adequate level of services and activities, to be carried out in compliance with the principles of security, efficiency, cost effectiveness and environmental protection.

-  Providing its services under conditions of continuity and regularity, in compliance with the impartiality principle and in accordance with the applicable non-discrimination rules.

-  Obtaining prior authorization from ENAC to appoint sub concessionaires to carry out airport activities and to give prior written communication to ENAC of the sub concession of other activities (e.g., commercial activities), in any case ensuring that the relative third party sub concessionaires take out an insurance policy to cover the risks related to their respective activities.

-  Providing all of the necessary support for the relevant public administrations to carry out their emergency and health services within the context of the airport business and management.

-  Adopting all necessary measures to ensure the provision of the fire-fighting service.

-  Ensuring the carrying out of airport security control services.

-  Complying with the relevant obligations provided under the applicable framework and periodically communicating data on the quality of offered services to ENAC.

-  Preparing and presenting to ENAC a report on the implementation status of the operations program and related investment plan.

-  Guaranteeing the suitability of the standards of offered services.

Fees

As consideration for both airport concessions granted by ENAC, TA is required to pay annual fees to be determined pursuant to Law No. 662/1996, which states that the relevant fees shall be the subject of the joint determination of the Ministry of Finance and the Ministry of Infrastructure and Transport. The fees are established by Inter-Managerial Decree (decreto interdirigenziale) dated June 30, 2003, which provides the adoption of a work load unit criteria, where each unit corresponds to one passenger or 100 kg of goods or post.

Guarantees

Suretyships provided to third parties on behalf of TA (€ 10.8 million as of December 31, 2020 and € 10.8 as of December 31, 2019) mainly refer to performance bonds with ENAC (Italian regulatory authority) as beneficiary, in order to guarantee full and exact fulfillment of the obligations established with the two 40‑year Conventions signed; of the Municipalities of Pisa and Florence to ensure compliance with municipal regulations in the execution of works for the expansion of the airports infrastructure by TA and other items.

Insurance

Under the Pisa and Florence Concession Agreement, TA shall procure an insurance policy, for an amount to be determined in agreement with ENAC, in order to cover a series of risks related to the assets used either directly or indirectly in the airport management business (e.g., fires, aircraft crashes, damages due to transported goods, machinery or natural events).

Investment plan

Under the terms of the Italian Concession Agreements, TA is required to present a long-term master plan for each individual airport. The master plan projections (including traffic, operating expenses, investment commitments, etc.) are used by ENAC to determine airport tariffs, and is revised every four years. Once approved by ENAC, the investment commitments in the master plan become binding obligations under the terms of the respective Concession.

On November 3, 2015, TA received the technical approval by ENAC of its 2014‑2029 master plan for Florence Airport, and on December 28, 2017, the Ministry of Environment, after conducting an environmental impact assessment (Valutazione di Impatto Ambientale), approved such master plan. However, on May 27, 2019, upon request of the Environmental Association (Associazione VAS Vita Ambiente) and other authorities, such approval was repealed through judgment No. 793.

On July 25, 2019, TA, jointly with the Ministry of Environment, ENAC and other authorities, appealed such judgement and on February 14, 2020, TA was notified by the Council of State that the appeal was rejected.  Therefore, TA must undertake a new procedure regarding the environmental compliance of the works performed.

In relation with Pisa Airport, on October 24, 2017, ENAC approved and signed 2015-2028 master plan for Pisa Airport.

c. Restrictions to the distribution of profits and payment of dividends

As of December 31, 2020, 2019 and 2018, equity as defined under Luxembourg laws and regulations (“Lux GAAP”) consisted of:

	At December 31,	At December 31,	At December 31,
	2020	2019	2018
Share capital	163,223	160,022	160,022
Share premium	183,430	180,486	180,486
Reserve for own shares	6,145	—	—
Legal reserve	176	176	176
Free distributable reserves	378,910	385,055	385,055
Non-distributable reserves	1,351,883	1,351,883	1,351,883
Retained earnings	(60,392)	(78,497)	(72,231)
Total equity in accordance with Luxembourg law	2,023,375	1,999,125	2,005,391

At least 5% of the Company’s net income per year, as calculated in accordance with Luxembourg law and regulations, must be allocated to the creation of a legal reserve equivalent to 10% of the Company’s share capital. Dividends may not be paid out of the legal reserve. The Company may pay dividends to the extent, among other conditions, that it has distributable retained earnings calculated in accordance with Luxembourg laws and regulations.